Property, plant and equipment, net	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net

8. Property, plant and equipment, net

Property, plant and equipment consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Buildings and improvements	365,052,501	475,282,500	75,615,703
Machinery	812,517,546	836,323,374	133,055,982
Office equipment and furnishing	1,406,173	1,406,173	223,717
Motor vehicles	4,650,975	4,650,976	739,953
Total	1,183,627,195	1,317,663,023	209,635,355
Accumulated depreciation	(180,322,583)	(277,738,654)	(44,187,201)
Construction in progress	124,076,695	8,009,646	1,274,305
Property, plant, and equipment, net	1,127,381,307	1,047,934,015	166,722,459

Certain buildings with an aggregate carrying value of RMB8,454,748 and RMB29,815,366 ($4,743,515), respectively, and certain equipment with an aggregate carrying value of RMB46,339,787 and RMB70,739,729 ($11,254,431), respectively, were pledged as collateral for bank loans as of December 31, 2011 and 2012.

The depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were RMB46,108,118, RMB83,808,331 and RMB 97,416,071 ($15,498,540), respectively.

Construction in progress refers to mainly the new office buildings, production lines and other production facilities under construction.